Note 2 - Summary of Presentation (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expense	$ 27,087	$ 21,853
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	49,299
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value	$ 22,971	16,866
Long-term Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Share-Based Payment Arrangement, Expense	$ 2,656	6,954
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	24,026
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value	6,671
Mortgage Servicing Rights ("MSRs") [Member]
Servicing Asset at Fair Value, Amount	179,858	$ 172,833
Mortgage Servicing Rights (MSR) Impairment (Recovery)	$ 0
Fannie Mae Delegated Underwriting and Servicing (“DUS”) [Member]
Financing Receivable, Originated, Guarantee Performance Percentage	33.33%
Minimum [Member] | Long-term Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	5 years
Minimum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	4 years
Minimum [Member] | Investment Management Contracts [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	5 years
Minimum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	2 years
Minimum [Member] | Franchise Rights [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	2 years
Minimum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	2 years
Maximum [Member] | Long-term Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	10 years
Maximum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	20 years
Maximum [Member] | Investment Management Contracts [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	15 years
Maximum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Maximum [Member] | Franchise Rights [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	15 years
Maximum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	40 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	7 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	1 year
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years